OTHER NON-CURRENT LIABILITIES - Schedule Of Reconciliation of Changes in Equipment Facility (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changed in Carrying Amount of Other Non-Current Liabilitie [Roll Forward]
Balance – beginning of year	$ 171,477
Drawdowns	85,000	$ 560,000
Repayments	(24,878)	(7,296)
Interest paid	(132,580)	(112,647)
Interest and accretion expense	144,068	128,493
Foreign exchange	6,075	4,324
Balance – ending of year	251,286	171,477
Other non-current liabilities, net of accrued interest	181,633	101,862
Equipment Facility
Changed in Carrying Amount of Other Non-Current Liabilitie [Roll Forward]
Balance – beginning of year	104,182	31,561
Drawdowns	21,621	57,346
Repayments	(24,878)	(7,296)
Interest paid	(12,800)	(4,112)
Interest and accretion expense	14,020	7,494
Foreign exchange	0	(541)
Balance – ending of year	185,524	104,182
Less: Accrued interest	(3,891)	(2,320)
Calibre Acquisition
Changed in Carrying Amount of Other Non-Current Liabilitie [Roll Forward]
Assumed on acquisition	9,200
Calibre Acquisition | Equipment Facility
Changed in Carrying Amount of Other Non-Current Liabilitie [Roll Forward]
Assumed on acquisition	83,379	0
Green stone Acquisition | Equipment Facility
Changed in Carrying Amount of Other Non-Current Liabilitie [Roll Forward]
Assumed on acquisition	$ 0	$ 19,730